GAMING SUBCONCESSION, NET (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Gaming Subconcession, Net

	December 31,
	2019	2018
Deemed cost	$898,959	$894,079
Less: accumulated amortization	(757,519)	(696,546)

Gaming subconcession, net	$141,440	$197,533